Income Taxes - Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income (loss) from continuing operations before taxes:
United States operations	$ (6,924)	$ 14,042	$ 31,678
Foreign operations	46,864	67,504	95,371
Income from continuing operations before taxes	39,940	81,546	127,049
Currently payable
United States federal		6,701	(4,493)
United States state and local	1,789	1,617	(26)
Foreign	17,317	16,592	21,377
Income tax expense (benefit)	19,106	24,910	16,858
Deferred
United States federal	(23,709)	(9,662)	3,575
United States state and local	(2,257)	(746)	1,593
Foreign	(19,708)	(7,388)	289
Deferred Income tax expense (benefit)	(45,674)	(17,796)	5,457
Income tax expense (benefit)	$ (26,568)	$ 7,114	$ 22,315